The Company and future operations (Details Narrative) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Working capital	CAD 1,700,000	CAD 7,800,000
Sales	27,000,000
Minimum revenue inflow	600,000
Additional fund	CAD 500,000